Material Accounting Policy Information	9 Months Ended
Sep. 30, 2026
Material Accounting Policy Information [Abstract]
MATERIAL ACCOUNTING POLICY INFORMATION

3. MATERIAL ACCOUNTING POLICY INFORMATION

Future Changes in Accounting Policies

The International Accounting Standards Board (“IASB”) periodically issues new and amended accounting standards. The new and amended standards determined to be applicable to the Company are disclosed below. The remaining new and amended standards have been excluded as they are not applicable.

IFRS 18, Presentation and Disclosures in Financial Statements

In April 2024, the IASB issued IFRS 18, Presentation and Disclosures in Financial Statements (“IFRS 18”), which replaces IAS 1. IFRS 18 aims to improve the comparability and transparency of financial performance by introducing defined categories and subtotals in the statement of profit or loss, enhanced disclosure requirements for management-defined performance measures, and updated principles for the aggregation and disaggregation of information in the financial statements.

IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted.

Telesat is currently evaluating the detailed implications of applying IFRS 18 on its financial statements. Based on preliminary analysis performed to date, IFRS 18 is not expected to affect the Company’s total net income (loss). However, the standard is expected to result in changes to the presentation and classification of certain income, expense, and cash flow line items.

Certain line items in the primary financial statements may be modified, disaggregated, or regrouped to better reflect the principles of aggregation and disaggregation introduced by IFRS 18.

In particular, foreign exchange differences that are currently aggregated and presented as a single line item in the statement of profit or loss may require disaggregation and reclassification between various categories.

Based on the Company’s current understanding of IFRS 18, interest paid is expected to be classified as financing cash flows and interest received as investing cash flows in the statement of cash flows, rather than operating cash flows as currently presented.

Telesat will continue to evaluate the detailed application of IFRS 18. The Company will apply IFRS 18 from its mandatory effective date of January 1, 2027 and where applicable, will restate the comparative information in accordance with the transition requirements of the standard.